Summary of Accounting Policies (Additional Information) (Details) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Total Net Assets Available	26.00%	12.10%
Money market fund [Member]
EBP, Accounting Policy [Line Items]
Investment Fair Value	$ 60,881,955	$ 19,749,966
Common Stock Fund [Member]
EBP, Accounting Policy [Line Items]
Investment Fair Value	$ 211,945	$ 122,906